Statements of Net Assets Available for Benefits - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables:
Notes receivable from participants	$ 1,155,148	$ 1,086,663
Total receivables	1,155,148	1,086,663
Investments:
Investments in Master Trust at fair value	148,731,653	132,140,617
Total investments at fair value	148,731,653	132,140,617
Guaranteed investment contract in Master Trust	32,283,729	35,471,958
Fully-benefit responsive investment contracts at contract value	32,283,729	35,471,958
Net assets available for benefits	$ 182,170,530	$ 168,699,238